Interest-bearing loans and borrowings - long term	12 Months Ended
Mar. 31, 2023
Disclosure of Interest Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings - long term
19.
Interest-bearing loans and borrowings - long term

				Non-current			Current
				As at March 31,			As at March 31,
	Notes	Interest rate (p.a.)	Maturity	2022	2023	2023	2022	2023	2023
				(INR)	(INR)	(USD)	(INR)	(INR)	(USD)
Debentures
- Non convertible debentures (secured)	(i)	6.03% - 11.50%	April 2024 to February 2053	76,184	70,888	862	8,078	741	9
- Compulsorily convertible debentures (unsecured)	(ii)	8.00% - 13.00%	June 2026 to June 2061	1,213	16,999	207	—	—	—
Term loan from bank (secured)	(iii)	7.61% - 11.49%	January 2024 to June 2042	59,847	102,703	1,250	3,972	9,650	117
Term loan from financial institutions (secured)	(iv)	7.50% - 11.15%	April 2024 to January 2044	102,088	174,350	2,121	7,681	10,200	124
Senior secured notes	(v)	4.89% - 6.18%	March 2027 to July 2028	134,397	102,353	1,245	36,315	—	—
				373,729	467,293	5,686	56,046	20,591	251
Interest accrued				—	—	—	3,858	3,212	39
Interest-bearing loans and borrowings - total #				373,729	467,293	5,686	59,904	23,803	290
Amount disclosed under the head 'other current financial liabilities' (refer Note 22)				—	—	—	(59,904)	(23,803)	(290)
Interest-bearing loans and borrowings - net				373,729	467,293	5,686	—	—	—

# Certain borrowings included above are guaranteed by RPPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.

Notes:

(a)
Details of terms and security
(i)
Non convertible debentures (secured)

The debentures are secured by way of first pari passu charge on the respective Company’s immovable properties, movable assets, current assets, cash accruals including but not limited to current assets, receivables, book debts, cash and bank balances, loans and advances etc. present and future.

(ii)
Compulsorily convertible debentures (unsecured)

Terms of conversion of CCDs

Entity / Issuer	Tenure (years)	Total proceeds (INR)	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
Abha Solarfarms Limited	10	35	June 6, 2026, January 26, 2027 and May 24, 2027	346,874	10.70%	24 months from the date of issue	CCDs shall compulsorily convert into such number of equity shares that equals the fair value of the equity shares on the date of conversion so issued. Face value of each CCD is INR 100.
Aalok Solarfarms Limited	10	35	June 6, 2026, January 26, 2027 and May 24, 2027	346,874	10.70%	24 months from the date of issue
Shreyas Solarfarms Limited	10	69	June 8, 2026, January 26, 2027 and June 8, 2027	693,700	10.70%	24 months from the date of issue
Heramba Renewables Limited	10	69	January 26, 2027 and May 24, 2027	693,750	10.70%	24 months from the date of issue
ReNew Solar Energy (Jharkhand three) Private Limited	6	965	March 31, 2027	8,775,454	8.00%	Not applicable	One equity share will be issued for each CCD on the maturity date (1:1)
IB Vogt Solar Seven Private Limited	40	23	August 18, 2060 and June 17, 2061	2,299,544	10.00%	24 months from the date of issue	One equity share will be issued for each CCD on the maturity date (1:1)
Renew Surya Roshani Private Limited	26	15,308	August 5, 2048	866,076,759	13.00%	Not applicable	One equity share will be issued for each CCD on the maturity date (1:1)
Total		16,504		879,232,955

(iii)
Term loan from banks (secured)

Secured by pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue, all bank accounts and assignment of all rights, title, interests, benefits, claims etc. of project documents and insurance contracts of the respective Group Company. These loans usually have repayment cycle of monthly / quarterly payments. For all long-term loan arrangements from bank, the Group has complied with the debt covenants as at March 31, 2023. For the year ended March 31, 2022, the Group could not meet covenants for a long-term loan arrangement amounting to INR 653 wherein the liability became payable on demand. The Group had classified these liabilities as current as on March 31, 2022.

(iv)
Term loan from financial institutions (secured)

Secured by a first pari passu charge by way of mortgage on immovable properties, first pari passu charge by way of hypothecation of tangible moveable assets, first charge on all the current assets and accounts. Further secured by way of assignment of all the rights, title, interest, benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the respective company. These loans usually have repayment cycle of monthly / quarterly payments.

(v)
Listed senior secured notes

Notes are secured by way of exclusive mortgage over immovable properties and exclusive charge by way of hypothecation of tangible and intangible movable assets. Further secured by way of hypothecation over rights and benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the company. Secondary charge over the account receivables, book debts and cash flows. The senior secured notes shall be repaid through bullet payments starting from March 2027 to July 2028.

(b)
The details of non convertible debentures (secured) are as below:

			Numbers of NCDs outstanding		Outstanding amount				Earliest
	Debenture	Face value per	As at March 31,		As at March 31,			Nominal	redemption	Last date of	Terms of
Listing status	Series	NCD (INR)	2022	2023	2022	2023	2023	interest rate (p.a.)	date	repayment	repayment
					(INR)	(INR)	(USD)
Listed	Not applicable	1,000,000	3,025	2,655	3,025	2,655	32	9.75%	30-Sep-23	31-Oct-26	Half yearly
Listed	Series-1	1,000,000	422	—	422	—	—	8.55%	30-Sep-22	30-Sep-22	Half yearly
Listed	Series-2	1,000,000	2,031	1,728	2,031	1,728	21	9.05%	30-Sep-23	30-Sep-34	Half yearly
Listed	Series-3	1,000,000	3,675	4,012	3,675	4,013	49	9.15%	30-Sep-23	30-Sep-34	Half yearly
Non listed	Not applicable	1,000,000	2,000	—	2,000	—	—	4.25%	26-Oct-22	26-Oct-22	Bullet
Non listed	Not applicable	1,000,000	1,500	—	1,500	—	—	12.69%	27-Sep-22	27-Sep-22	Bullet
Non listed	Not applicable	1,000,000	3,738	—	3,738	—	—	8.55%	31-Aug-22	31-Aug-22	Bullet
Non listed	Not applicable	1,000,000	5,159	5,159	5,159	5,159	63	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,747	1,747	1,747	1,747	21	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,674	1,674	1,674	1,674	20	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	440	440	440	440	5	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	5,948	5,948	5,948	5,948	72	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	2,972	2,972	2,972	2,972	36	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,197	1,197	1,197	1,197	15	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,189	1,189	1,189	1,189	14	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,188	1,188	1,188	1,188	14	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,199	—	1,199	1,199	15	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,196	—	1,196	1,196	15	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,548	1,548	1,548	1,548	19	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	6,765	6,765	6,765	6,765	82	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	3,835	3,835	3,835	3,835	47	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	11,721	11,721	11,721	11,721	143	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	1,736	1,736	1,736	1,736	21	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	3,663	3,663	3,663	3,663	45	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	4,432	4,432	4,432	4,432	54	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	10,020	—	10,020	—	—	7.75%	31-Mar-23	31-Mar-23	Bullet
Non listed	Not applicable	10	—	36,732,513	—	367	4	11.50%	5-Dec-52	5-Dec-52	Bullet
Non listed	Not applicable	10	—	26,661,237	—	267	3	11.50%	16-Feb-53	16-Feb-53	Bullet
Non listed	Not applicable	100,000	—	20,000	—	2,000	24	9.30%	1-Jun-26	1-Jun-26	Bullet
Total (gross)					84,020	68,639	835
Transaction costs, discount on issue and premium on redemption					242	2,990	36
Total					84,262	71,629	871